Share-based compensation - Summary of Fair Value and Weighted Average Assumptions of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 0.29	$ 0
Expected volatility	83.60%
Expected life of options (years)	3 years 3 months	0 years
Expected forfeiture rate	0.60%	0.00%